Derivative Liability (Tables)	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated fair value of warrants assumptions used for the Black-Scholes option-pricing model

The fair value of the warrant at the date of issuance is $4,000 based on the Black-Scholes option pricing model. Key assumptions used to apply this model upon issuance were as follows:

	January 29, 2016	March 31, 2016
Dividend yield	—	—
Expected volatility	80.0%	80.0%
Risk-free rate of return	0.47%	0.61%
Expected term (years)	1	0.83
Fair Value per share	$0.25	$0.30

Activities of the Series AB warrants

The activities of the Private Company Series AB warrants are as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining life
Outstanding and exercisable—December 31, 2015	—	—	—
Warrants issued in conjunction with Series AB financing	16,000,000	1.25
Warrants exercised	(5,620,600)	1.25

Outstanding and exercisable—March 31, 2016	10,379,400	1.25	0.83 years